Restatement of Previously Issued Audited and Unaudited Financial Statements - Summary of Reconciliation of Statement of Cash Flows (Parenthetical) (Detail) - USD ($)	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019
Condensed Financial Statements, Captions [Line Items]
Fair value of warrant liability	$ 116,264	$ 116,264	$ 116,264
Common Stock Subject to Mandatory Redemption
Condensed Financial Statements, Captions [Line Items]
Adjustment subject to possible redemption		$ 5,000,001